Funds

Third Quarter Report

November 30, 2012

ING Prime Rate Trust

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This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the fund's investment objectives, risks, charges, expenses and other information. This information should be read carefully.

ING Prime Rate Trust

THIRD QUARTER REPORT

November 30, 2012

Table of Contents

Portfolio Managers' Report	2
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Statement of Cash Flows	10
Financial Highlights	11
Notes to Financial Statements	13
Portfolio of Investments	22
Shareholder Meeting Information	41
Additional Information	42

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ING Prime Rate Trust

PORTFOLIO MANAGERS' REPORT

Dear Shareholders:

ING Prime Rate Trust (the "Trust") is a diversified, closed-end management investment company that seeks to provide investors with as high a level of current income as is consistent with the preservation of capital. The Trust seeks to achieve this objective by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. dollar denominated floating rate secured senior loans.

PERFORMANCE SUMMARY

The Trust declared $0.11 of dividends during the third fiscal quarter and $0.31 during the nine months ended November 30, 2012. Based on the average month-end net asset value ("NAV") per share of $5.93 for the third fiscal quarter and $5.85 for the nine-month period, this resulted in an annualized distribution rate(1) of 7.35% for the third fiscal quarter and 7.05% for the nine-month period. The Trust's total return for the third fiscal quarter, based on NAV, was 2.52% versus a total gross return on the S&P/LSTA Leveraged Loan Index (the "Index")(2) of 1.74% for the same quarter. For the nine months ended November 30, 2012, the Trust's total return, based on NAV(3), was 8.19%, versus a total gross return on the Index of 5.66%. The total market value return(3) for the Trust's common shares during the third fiscal quarter was 6.60% and for the nine months ended November 30, 2012 was 19.63%.

MARKET UPDATE

The three-month period ended November 30, 2012 in the global loan market was characterized by one consistent and dominant theme: the ongoing search for reasonably priced income in a yield-starved environment. Despite a short-lived pullback in mid-November (a function of a surge in new issue supply and a collective fiscal reality check on the heels of the presidential election), Index returns during the period were enhanced by a continuing strong bid from investors of various stripes, including mutual and pension funds, insurance company accounts and, perhaps most noteworthy, the stream of new collateralized loan obligation ("CLO") vehicles brought to market since the first of the year. Generally stable fundamental credit conditions and a relatively quiet macro backdrop also provided a constructive environment for these demand-driven

(1)  The distribution rate is calculated by annualizing dividends and distributions declared during the period using the 30/360 convention and dividing the resulting annualized dividend by the Trust's average net asset value (in the case of NAV) or the average month-end NYSE Composite closing price (in the case of market). The distribution rate is based solely on the actual dividends and distributions, which are made at the discretion of management. The distribution rate may or may not include all investment income and ordinarily will not include capital gains or losses, if any.

(2)  The Index is an unmanaged total return index that captures accrued interest, repayments, and market value changes. It represents a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. Standard & Poor's ("S&P") and the Loan Syndications and Trading Association ("LSTA") conceived the Index to establish a performance benchmark for the syndicated leveraged loan industry. The Index is not subject to any fees or expenses. An investor cannot invest directly in an index.

(3)  The total return is based on full reinvestment of dividends.

PORTFOLIO CHARACTERISTICS AS OF NOVEMBER 30, 2012
Net Assets	$874,623,296
Total Assets	$1,313,080,127
Assets Invested in Senior Loans	$1,220,478,539
Senior Loans Represented	304
Average Amount Outstanding per Loan	$4,014,732
Industries Represented	35
Average Loan Amount per Industry	$34,870,815
Portfolio Turnover Rate (YTD)	73%
Weighted Average Days to Interest Rate Reset	36
Average Loan Final Maturity	61 months
Total Leverage as a Percentage of Total Assets	27.14%

ING Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

technical drivers to flourish. Taken together, these elements conspired to push average loan prices higher (96.31% of par at November 30, from 95.50% at August 31). While major capital markets were experiencing spikes in volatility during the period, senior loans were relatively stable due to the protection provided by their rising prices.

PORTFOLIO SPECIFICS

The Trust outperformed the Index for the fiscal quarter, attributable primarily to favorable credit selection and the continued strong emphasis on attractive relative value within the secured loan category. The use of leverage for investment purposes also had a positive impact on NAV returns during the period. Continuing a repositioning exercise commenced several quarters back, the lower yielding portion of the portfolio has now been largely replaced with newer-vintage loans that offer wider credit spreads and, in most cases, LIBOR floors (i.e., a minimum LIBOR paid by the issuer pursuant to the underlying loan agreements). Seeking to take advantage of the strong technical environment in place during most of this fiscal quarter, the Trust selectively increased its holdings of certain, older bellwether issuers within the Index trading at a discount to par, in an effort to capture potential capital gains. Additionally, the Trust has been adding incremental second lien positions where the risk/return profile is considered attractive. As a result of these positioning exercises, the weighted average coupon of the Trust's loan assets, while off slightly from the current top reached during this reporting period due to a recent wave of repricing activity, remains quite healthy at 5.70%. Fundamental credit performance continued to be positive as the Trust did not own the two Index constituents that defaulted during the fiscal quarter.

Sector weightings remained fairly constant during the period, with the only notable movement coming in healthcare and electronics. The decrease in both of these sectors was a byproduct of active relative value trading designed to increase risk-adjusted yields. The Trust's top industry exposures at the end of the reporting period were retail, business equipment/services, healthcare and electronics; all were accretive to relative returns during the period.

TOP TEN SENIOR LOAN ISSUERS AS OF NOVEMBER 30, 2012 AS A PERCENTAGE OF:
	TOTAL ASSETS	NET ASSETS
BJs Wholesale Club	1.9%	2.8%
Univision Communications, Inc.	1.8%	2.7%
Caesars Entertainment Operating Company, Inc.	1.8%	2.7%
Reynolds Group Holdings Inc	1.6%	2.5%
Delta Airlines, Inc.	1.4%	2.0%
Texas Competitive Electric Holdings Company LLC	1.4%	2.0%
Asurion, LLC	1.3%	2.0%
Univar Inc.	1.3%	2.0%
ADS Waste Holdings, Inc.	1.2%	1.8%
Lawson Software, Inc.	1.1%	1.7%
TOP TEN INDUSTRY SECTORS AS OF NOVEMBER 30, 2012 AS A PERCENTAGE OF:
	TOTAL ASSETS	NET ASSETS
Retailers (Except Food & Drug)	10.4%	15.7%
Business Equipment & Services	9.7%	14.5%
Health Care	7.3%	11.0%
Electronics/Electrical	5.9%	8.8%
Chemicals & Plastics	4.4%	6.5%
Lodging & Casinos	4.3%	6.5%
Telecommunications	4.2%	6.4%
Radio & Television	4.0%	6.0%
Automotive	3.6%	5.3%
Utilities	3.4%	5.2%

(1)  LIBOR stands for London Interbank Offered Rate, an average interest rate that leading commercial banks pay to borrow from other banks. LIBOR is a primary benchmark for short-term interest rates around the world.

ING Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

The Trust continues to be well diversified with 241 individual issuers, representing 35 different industry sectors. The average issuer exposure at November 30 stood at 0.41% of AUM, while the average industry exposure closed the fiscal quarter at 2.8% of AUM. Both measures were relatively unchanged from the prior reporting period.

Ratings Distribution as of November 30, 2012
Ba	35.16%
B	53.29%
Caa and below	8.76%
Not rated*	2.79%

Ratings distribution shows the percentage of the Trust's loan commitments (excluding cash and foreign cash) that are rated in each ratings category, based upon the categories provided by Moody's Investors Service, Inc. Ratings distribution is based on Moody's senior secured facility ratings. Moody's ratings classification methodology: Aaa rating denotes the least credit risk; C rating denotes the greatest credit risk. Loans rated below Baa by Moody's are considered to be below investment grade. Ratings can change from time to time, and current ratings may not fully reflect the actual credit condition or risks posed by a loan.

*  Not rated includes loans to non-U.S. borrowers (which are typically unrated) and loans for which the rating has been withdrawn.

OUTLOOK AND CURRENT STRATEGY

As we turn the page on 2012, the investment landscape is still replete with challenges and potential market-moving issues, be they political, geopolitical or good old fashioned economic in flavor. Laying those unknowns aside for just a moment, looking exclusively at the current investment thesis for loans, we see a relatively constructive picture. Should the U.S. and/or global economy slide back into recession, we take comfort in the secured nature of the loan asset class, which historically has delivered significantly higher recovery rates upon default than virtually all other unsecured credit classes. Conversely, should we see the resumption of meaningful and sustainable economic growth, central bankers across the world, including those inhabiting the U.S. Federal Reserve, will be hard-pressed to maintain the unprecedented low/no interest rate regime that has been in place now for several years. When short-term interest rates eventually are lifted, we would expect the floating rate loan asset class to perform well, as it has historically during such periods.

Jeffrey A. Bakalar Senior Vice President Managing Director ING Investment Management Co. LLC	Daniel A. Norman Senior Vice President Managing Director ING Investment Management Co. LLC

ING Prime Rate Trust
December 21, 2012

ING Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

	Average Annual Total Returns for the Years Ended November 30, 2012
	1 Year	3 Years	5 Years	10 Years
Based on Net Asset Value (NAV)	13.70%	9.31%	3.76%	5.82%
Based on Market Value	30.34%	13.30%	6.13%	7.67%
S&P/LSTA Leveraged Loan Index	9.36%	7.79%	5.58%	5.77%
Credit-Suisse Leveraged Loan Index	9.19%	7.69%	4.71%	5.62%

The table above illustrates the total return of the Trust against the Indices indicated. An index has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

Total returns based on NAV reflect that ING Investments, LLC (the Trust's "Investment Adviser") may have waived or recouped fees and expenses otherwise payable by the Trust.

Performance data represents past performance and is no guarantee of future results. Investment return and principal value of an investment in the Trust will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Trust's future performance may be lower or higher than the performance data shown. Please log on to www.inginvestment.com or call (800) 992-0180 to get performance through the most recent month end.

Calculation of total return assumes a hypothetical initial investment at the net asset value (in the case of NAV) or the New York Stock Exchange ("NYSE") Composite closing price (in the case of Market Value) on the last business day before the first day of the stated period, with all dividends and distributions reinvested at the actual reinvestment price.

Senior loans are subject to credit risks and the potential for non-payment of scheduled principal or interest payments, which may result in a reduction of the Trust's NAV.

This report contains statements that may be "forward-looking" statements. Actual results could differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

INDEX DESCRIPTIONS

The S&P/LSTA Leveraged Loan Index is an unmanaged total return index that captures accrued interest, repayments, and market value changes. It represents a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. Standard & Poor's and the Loan Syndications & Trading Association ("LSTA") conceived the Index to establish a performance benchmark for the syndicated leveraged loan industry. An investor cannot invest directly in an index.

The Credit-Suisse Leveraged Loan Index is an unmanaged index of below investment grade loans designed to mirror the investable universe of the U.S. dollar-denominated leveraged loan market. An investor cannot invest directly in an index.

ING Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

YIELDS AND DISTRIBUTION RATES
	Prime Rate	NAV 30-day SEC Yield(A)	Mkt. 30-Day SEC Yield(A)	Annualized Dist. Rate @ NAV(B)	Annualized Dist. Rate @ Mkt.(B)
November 30, 2012	3.25%	7.92%	7.53%	7.47%	7.10%
August 31, 2012	3.25%	7.55%	7.46%	7.12%	7.04%
May 31, 2012	3.25%	7.60%	7.95%	6.86%	7.17%
February 29, 2012	3.25%	7.11%	7.48%	6.22%	6.53%

(A)  Yield is calculated by dividing the Trust's net investment income per share for the most recent thirty days by the net asset value (in the case of NAV) or the NYSE Composite closing price (in the case of Market) at quarter-end. Yield calculations do not include any commissions or sales charges, and are compounded for six months and annualized for a twelve-month period to derive the Trust's yield consistent with the U.S. Securities and Exchange Commission ("SEC") standardized yield formula.

(B)  The distribution rate is calculated by annualizing dividends and distributions declared during the period and dividing the resulting annualized dividend by the Trust's average net asset value (in the case of NAV) or the average month-end NYSE Composite closing price (in the case of market). The distribution rate is based solely on the actual dividends and distributions, which are made at the discretion of management. The distribution rate may or may not include all investment income and ordinarily will not include capital gains or losses, if any.

Risk is inherent in all investing. The following are the principal risks associated with investing in the Trust. This is not, and is not intended to be, a description of all risks of investing in the Trust. A more detailed description of the risks of investing in the Trust is contained in the Trust's current prospectus.

Credit Risk: The Trust invests a substantial portion of its assets in below investment grade senior loans and other below investment grade assets. Below investment grade loans involve a greater risk that borrowers may not make timely payment of the interest and principal due on their loans. They also involve a greater risk that the value of such loans could decline significantly. If borrowers do not make timely payments of the interest due on their loans, the yield on the Trust's common shares will decrease. If borrowers do not make timely payment of the principal due on their loans, or if the value of such loans decreases, the value of the Trust's NAV will decrease.

Interest Rate Risk: Changes in short-term market interest rates will directly affect the yield on the Trust's common shares. If short-term market interest rates fall, the yield on the Trust's common shares will also fall. To the extent that the credit spreads on loans in the Trust experience a general decline, the yield on the Trust will fall and the value of the Trust's assets may decrease, which will cause the Trust's value to decrease. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on assets in the Trust's portfolio, the impact of rising rates will be delayed to the extent of such lag.

Leverage Risk: The Trust borrows money for investment purposes. Borrowing increases both investment opportunity and investment risk. In the event of a general market decline in the value of assets such as those in which the Trust invests, the effect of that decline will be magnified in the Trust because of the additional assets purchased with the proceeds of the borrowings. The Trust also faces the risk that it might have to sell assets at relatively less advantageous times if it were forced to de-leverage if a source of leverage becomes unavailable.

ING Prime Rate Trust

STATEMENT OF ASSETS AND LIABILITIES as of November 30, 2012 (Unaudited)

ASSETS:
Investments in securities at value (Cost $1,234,413,222)	$1,234,898,619
Cash	4,802,667
Foreign currencies at value (Cost $39,929)	40,384
Receivables:
Investment securities sold	65,948,130
Interest	7,354,282
Other	395
Unrealized appreciation on unfunded commitments	2,062
Prepaid arrangement fees on notes payable	25,644
Prepaid expenses	7,944
Total assets	1,313,080,127
LIABILITIES:
Notes payable	356,400,000
Payable for investment securities purchased	80,049,367
Accrued interest payable	166,916
Payable for investment management fees	798,128
Payable for administrative fees	249,415
Payable to custodian	107,579
Accrued trustees fees	7,527
Unrealized depreciation on foreign currency contracts	228,971
Other accrued expenses	448,928
Total liabilities	438,456,831
NET ASSETS	$874,623,296
Net assets value per common share outstanding (net assets divided by 147,270,129 shares of beneficial interest authorized and outstanding, no par value)	$5.94
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,118,930,655
Undistributed net investment income	5,314,198
Accumulated net realized loss	(249,839,580)
Net unrealized appreciation	218,023
NET ASSETS	$874,623,296

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

STATEMENT OF OPERATIONS for the Nine Months Ended November 30, 2012 (Unaudited)

INVESTMENT INCOME:
Interest	$59,815,715
Dividends	980
Amendment fees earned	736,454
Other	2,488,661
Total investment income	63,041,810
EXPENSES:
Investment management fees	7,245,913
Administration fees	2,264,348
Transfer agent fees	63,979
Interest expense	3,378,357
Custody and accounting expense	402,725
Professional fees	137,028
Shareholder reporting expense	246,180
Trustees fees	19,615
Miscellaneous expense	211,470
Total expenses	13,969,615
Net investment income	49,072,195
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(4,860,225)
Forward foreign currency contracts	1,753,762
Foreign currency related transactions	(520,941)
Net realized loss	(3,627,404)
Net change in unrealized appreciation or (depreciation) on: Investments	22,552,121
Forward foreign currency contracts	169,151
Foreign currency related transactions	(184,077)
Unfunded commitments	1,044
Net change in unrealized appreciation or (depreciation)	22,538,239
Net realized and unrealized gain	18,910,835
Increase in net assets resulting from operations	$67,983,030

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Nine Months Ended November 30, 2012	Year Ended February 29, 2012
FROM OPERATIONS:
Net investment income	$49,072,195	$51,554,932
Net realized loss	(3,627,404)	(21,532,648)
Net change in unrealized appreciation or (depreciation)	22,538,239	(26,842,894)
Distributions to preferred shareholders from net investment income	—	(62,995)
Increase in net assets resulting from operations	67,983,030	3,116,395
FROM DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	(45,545,331)	(46,476,484)
Decrease in net assets from distributions to common shareholders	(45,545,331)	(46,476,484)
CAPITAL SHARE TRANSACTIONS:
Reinvestment of distributions from common shares	907,100	916,239
Proceeds from shares sold	—	61,590
Net increase from capital share transactions	907,100	977,829
Net increase (decrease) in net assets	23,344,799	(42,382,260)
NET ASSETS:
Beginning of year or period	851,278,497	893,650,757
End of year or period (including undistributed net investment income of $5,314,198 and $1,787,334 respectively)	$874,623,296	$851,278,497

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

STATEMENT OF CASH FLOWS for the Nine Months Ended November 30, 2012 (Unaudited)

INCREASE (DECREASE) IN CASH Cash Flows From Operating Activities:
Interest received	$51,909,199
Dividends received	980
Facility fees received	126,175
Arrangement fees paid	(25,644)
Other income received	3,041,499
Interest paid	(3,390,191)
Other operating expenses paid	(10,249,172)
Purchases of securities	(889,698,247)
Proceeds on sale of securities	898,764,800
Net cash provided by operating activities	50,479,399
Cash Flows From Financing Activities:
Dividends paid to common shareholders (net of reinvested distributions)	(44,638,231)
Net decrease of notes payable	(7,600,000)
Net cash flows used in financing activities	(52,238,231)
Net decrease	(1,758,832)
Cash Impact From Foreign Exchange Fluctuations:
Cash impact from foreign exchange fluctuations	568
Cash and foreign currency balance
Net decrease in cash and foreign currency	(1,758,264)
Cash and foreign currency at beginning of period	6,601,315
Cash and foreign currency at end of period	$4,843,051
Reconciliation of Net Decrease in Net Assets Resulting from Operations To Net Cash Provided by Operating Activities:
Net increase in net assets resulting from operations	$67,983,030
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:
Change in unrealized appreciation or depreciation on investments	(22,552,121)
Change in unrealized appreciation or depreciation on forward currency contracts	(169,151)
Change in unrealized appreciation or depreciation on unfunded commitments	(1,044)
Change in unrealized appreciation or depreciation on foreign currency related transactions	184,077
Accretion of discounts on investments	(7,914,762)
Amortization of premiums on investments	328,729
Net realized loss on sale of investments, forward foreign currency contracts and foreign currency related transactions	3,627,404
Purchases of investment securities	(889,698,247)
Proceeds from disposition of investment securities	898,764,800
Decrease in other assets	1,029
Increase in interest and other receivable	(320,483)
Increase in prepaid arrangement fees on notes payable	(25,644)
Decrease in prepaid expenses	126,175
Decrease in accrued interest payable	(11,834)
Increase in payable for investment management fees	30,525
Increase in payable for administrative fees	9,539
Decrease in accrued trustees fees	(807)
Increase in other accrued expenses	118,184
Total adjustments	(17,503,631)
Net cash used by operating activities	$50,479,399
Non Cash Financing Activities
Reinvestment of dividends	$907,100

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Per Share Operating Performance
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Distribution to Preferred Shareholders	Change in net asset value from Share offerings	Total from investment operations	Distribution to Common Shareholders from net investment income	Distributions from return of capital	Total distributions	Net asset value, end of year or period	Closing market price, end of year or period
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)
ING Prime Rate Trust
11-30-12	5.79	0.33	0.13	—	—	0.46	(0.31)	—	(0.31)	5.94	6.25
02-29-12	6.08	0.35	(0.32)	(0.00)*	—	0.03	(0.32)	—	(0.32)	5.79	5.51
02-28-11	5.72	0.30	0.38	(0.00)*	—	0.68	(0.30)	(0.02)	(0.32)	6.08	6.02
02-28-10	3.81	0.28	1.95	(0.00)*	—	2.23	(0.32)	—	(0.32)	5.72	5.94
02-28-09	6.11	0.46	(2.29)	(0.06)	—	(1.89)	(0.41)	—	(0.47)	3.81	3.50
02-29-08	7.65	0.75	(1.57)	(0.16)	—	(0.98)	(0.56)	—	(0.72)	6.11	5.64
02-28-07	7.59	0.71	0.06	(0.16)	—	0.61	(0.55)	—	(0.71)	7.65	7.40
02-28-06	7.47	0.57	0.12	(0.11)	—	0.58	(0.46)	—	(0.57)	7.59	7.02
02-28-05	7.34	0.45	0.16	(0.05)	—	0.56	(0.43)	—	(0.48)	7.47	7.56
02-29-04	6.73	0.46	0.61	(0.04)	—	1.03	(0.42)	—	(0.46)	7.34	7.84
02-28-03	7.20	0.50	(0.47)	(0.05)	—	(0.02)	(0.45)	—	(0.50)	6.73	6.46

	Total Investment Return(1)				Ratios to average net assets				Supplemental data
	Total Investment Return at net asset value(2)		Total Investment Return at closing market price(3)		Expenses, net of fee waivers and/or recoupments, if any(6)	Expenses (before interest and other fees related to revolving credit facility)(6)	Expenses, prior to fee waivers and/or recoupments, if any(6)	Net investment income (loss)(6)	Net assets, end of year or period	Portfolio Turnover
Year or period ended	(%)		(%)		(%)	(%)	(%)	(%)	($000's)	(%)
ING Prime Rate Trust
11-30-12	8.19		19.63		2.15	1.63	2.15	7.57	874,623	73
02-29-12	0.81		(3.11)		2.20	1.67	2.20	6.07	851,278	81
02-28-11	12.32		7.09		1.93	1.59	1.93	4.87	893,661	60
02-28-10	60.70		81.66		1.93	1.77 (5)	1.99 (5)	5.56	830,785	38
02-28-09	(31.93	)(4)	(32.03	)(4)	3.01	1.95	3.01	7.86	552,840	10
02-29-08	(13.28)		(17.25)		4.36	2.20	4.36	10.35	886,976	60
02-28-07	8.85		13.84		4.62	2.21	4.62	9.42	1,109,539	60
02-28-06	8.53		(0.82)		4.27	2.33	4.27	7.71	1,100,671	81
02-28-05	7.70		2.04		3.17	2.29	3.18	6.04	1,082,748	93
02-29-04	15.72		28.77		2.40	2.11	2.40	6.68	1,010,325	87
02-28-03	0.44		2.53		2.68	2.19	2.68	7.33	922,383	48

(1)  Total investment return calculations are attributable to common shares.

(2)  Total investment return at net asset value has been calculated assuming a purchase at net asset value at the beginning of each period and a sale at net asset value at the end of each period and assumes reinvestment of dividends, capital gain distributions and return of capital distributions/allocations, if any, in accordance with the provisions of the dividend reinvestment plan.

(3)  Total investment return at market value has been calculated assuming a purchase at market value at the beginning of each period and a sale at market value at the end of each period and assumes reinvestment of dividends, capital gain distributions, and return of capital/allocations, if any, in accordance with the provisions of the dividend reinvestment plan.

(4)  There was no impact on total return due to payments by affiliates.

(5)  Includes excise tax fully reimbursed by the Investment Adviser.

(6)  Annualized for periods less than one year.

*  Amount is more than $(0.005).

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

	Ratios to average net assets plus borrowings				Supplemental data
	Expenses (before interest and other fees related to revolving credit facility)(2)	Expenses, prior to fee waivers and/or recoupments, if any(2)	Expenses, net of fee waivers and/or recoupments, if any(2)	Net investment income (loss)(2)	Preferred Shares — Aggregate amount outstanding	Liquidation and market value per share of Preferred Shares	Asset coverage inclusive of Preferred Shares and debt per share(a)	Borrowings at end of period	Asset coverage per $1,000 of debt(a)	Average borrowings	Common shares outstanding at end of year or period
Year or period ended	(%)	(%)	(%)	(%)	($000's)	($)	($)	($000's)	($)	($000's)	(000's)
ING Prime Rate Trust
11-30-12	1.17	1.54	1.54	5.42	—	—	86,350	356,400	3,454	341,565	147,270
02-29-12	1.24	1.64	1.64	4.51	—	—	83,475	364,000	3,339	293,444	147,116
02-28-11	1.39	1.68	1.68	4.26	100,000	25,000	102,850	187,000	6,314	122,641	146,954
02-28-10	1.67 (1)	1.87 (1)	1.81	5.23	200,000	25,000	98,400	83,000	13,419	46,416	145,210
02-28-09	1.54	2.37	2.37	6.21	225,000	25,000	70,175	81,000	10,603	227,891	145,178
02-29-08	1.60	3.17	3.17	7.53	450,000	25,000	53,125	338,000	4,956	391,475	145,094
02-28-07	1.56	3.25	3.25	6.63	450,000	25,000	62,925	281,000	6,550	459,982	145,033
02-28-06	1.58	2.90	2.90	5.24	450,000	25,000	55,050	465,000	4,335	509,178	145,033
02-28-05	1.63	2.27	2.26	4.32	450,000	25,000	53,600	496,000	4,090	414,889	145,033
02-29-04	1.84	2.09	2.09	5.82	450,000	25,000	62,425	225,000	7,490	143,194	137,638
02-28-03	1.82	2.23	2.23	6.10	450,000	25,000	62,375	167,000	9,218	190,671	136,973

(a)  Asset coverage ratios, for periods prior to fiscal 2009, represented the coverage available for both the borrowings and preferred shares expressed in relation to each $1,000 of borrowings and preferred shares liquidation value outstanding. The Asset coverage ratio per $1,000 of debt for periods subsequent to fiscal 2008, is presented to represent the coverage available to each $1,000 of borrowings before consideration of any preferred shares liquidation price, while the Asset coverage inclusive of Preferred Shares, presents the coverage available to both borrowings and preferred shares, expressed in relation to the per share liquidation price of the preferred shares.

(1)  Includes excise tax fully reimbursed by the Investment Adviser.

(2)  Annualized for periods less than one year.

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of November 30, 2012 (Unaudited)

NOTE 1 — ORGANIZATION

ING Prime Rate Trust (the "Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, closed-end, management investment company. The Trust invests primarily in senior loans, which generally are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and which contain certain restrictions on resale and cannot be sold publicly. These loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate ("LIBOR") and other short-term rates.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles ("GAAP") for investment companies.

A.  Senior Loan and Other Security Valuation. All Senior loans and other securities are recorded at their estimated fair value, as described below. Senior loans held by the Trust are normally valued at the average of the means of one or more bid and ask quotations obtained from dealers in loans by an independent pricing service or other sources determined by the Trust's Board of Trustees (the "Board") to be independent and believed to be reliable. Loans for which reliable market value quotations are not readily available may be valued with reference to another loan or a group of loans for which reliable quotations are readily available and whose characteristics are comparable to the loan being valued. Under this approach, the comparable loan or loans serve as a proxy for changes in value of the loan being valued.

The Trust has engaged independent pricing services to provide market value quotations from dealers in loans and, when such quotations are not readily available, to calculate values under the proxy procedure described above. As of November 30, 2012, 100.0% of total loans were valued based on these procedures. It is expected that most of the loans held by the Trust will continue to be valued with reference to quotations from the independent pricing service or with reference to the proxy procedure described above.

Prices from a pricing source may not be available for all loans and the Investment Adviser or ING Investment Management Co. LLC ("ING IM" or the "Sub-Adviser"), may believe that the price for a loan derived from market quotations or the proxy procedure described above is not reliable or accurate. Among other reasons, this may be the result of information about a particular loan or borrower known to the Investment Adviser or the Sub-Adviser that the Investment Adviser or the Sub-Adviser believes may not be known to the pricing service or reflected in a price quote. In this event, the loan is valued at fair value, as defined by the 1940 Act, as determined in good faith under procedures established by the Board and in accordance with the provisions of the 1940 Act. Under these procedures, fair value is determined by the Investment Adviser or Sub-Adviser and monitored by the Board through its Compliance Committee.

In fair valuing a loan, consideration is given to several factors, which may include, among others, the following: (i) the characteristics of and fundamental analytical data relating to the loan, including the cost, size, current interest rate, period until the next interest rate reset, maturity and base lending rate of the loan, the terms and conditions of the loan and any related agreements, and the position of the loan in the borrower's debt structure; (ii) the nature, adequacy and value of the collateral, including the Trust's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the borrower and the cash flow coverage of outstanding principal and interest, based on an evaluation of its financial condition, financial statements and information about the borrower's business, cash flows, capital structure and future prospects; (iv) information relating to

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of November 30, 2012 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

the market for the loan, including price quotations for, and trading in, the loan and interests in similar loans; (v) the reputation and financial condition of the agent for the loan and any intermediate participants in the loan; (vi) the borrower's management; and (vii) the general economic and market conditions affecting the fair value of the loan. Securities for which the primary market is a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ will be valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market and listed securities for which no sale was reported on a valuation date are valued at the mean between the last reported bid and ask price on such exchange. Securities, other than senior loans, for which reliable market value quotations are not readily available, and all other assets, will be valued at their respective fair values as determined in good faith by, and under procedures established by, the Board. Investments in securities of sufficient credit quality maturing in 60 days or less from the date of acquisition are valued at amortized cost which approximates fair value.

Fair value is defined as the price that the Trust would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each investment asset or liability of the Trust is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1," inputs other than quoted prices for an asset or liability that are observable are classified as "Level 2" and unobservable inputs, including the sub-adviser's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality which are valued at amortized cost, which approximates fair value, are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Trust's investments under these levels of classification is included following the Portfolio of Investments.

For the period ended November 30, 2012, there have been no significant changes to the fair valuation methodologies.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the "Pricing Committee" as established by the Trust's Administrator. The Pricing Committee considers all facts they deem relevant that are reasonably available, through either public information or information available to the Investment Adviser or sub-adviser, when determining the fair value of the security. In the event that a security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Pricing Committee. When the Trust uses these fair valuation methods that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Pricing Committee believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The methodologies used for valuing securities are not necessarily an indication of the risks of investing in those securities valued in good faith at fair value nor can it be assured the Trust can obtain the fair value assigned to a security if they were to sell the security.

To assess the continuing appropriateness of security valuations, the Pricing Committee may compare prior day prices, prices on comparable securities, and traded prices to the prior or current day prices and the Pricing Committee challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued in good faith at fair value, the Pricing Committee reviews and affirms the reasonableness of the valuation on a regular basis after considering all relevant information that is reasonably available.

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of November 30, 2012 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Trust's assets and liabilities. A reconciliation of Level 3 investments is presented when the Trust has a significant amount of Level 3.

B.  Security Transactions and Revenue Recognition. Revolver and delayed draw loans are booked on a settlement date basis. Security transactions and senior loans are accounted for on trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities sold. Dividend income is recognized on the ex-dividend date. Interest income is recorded on an accrual basis at the then-current interest rate of the loan. The accrual of interest on loans is partially or fully discontinued when, in the opinion of management, there is an indication that the borrower may be unable to meet payments as they become due. If determined to be uncollectable, accrued interest is also written off. Cash collections on non-accrual senior loans are generally applied as a reduction to the recorded investment of the loan. Senior loans are generally returned to accrual status only after all past due amounts have been received and the borrower has demonstrated sustained performance. For all loans, except revolving credit facilities, fees received are treated as discounts and are accreted whereas premiums are amortized. Fees associated with revolving credit facilities are deferred and recognized over the shorter of four years or the actual term of the loan.

C.  Foreign Currency Translation. The books and records of the Trust are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)  Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)  Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Trust does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Trust's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. government. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of November 30, 2012 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

D.  Forward Foreign Currency Contracts. The Trust has entered into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by the Trust as an unrealized gain or loss and is reported in the Statement of Assets and Liabilities. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency and are included in the Statement of Operations along with the change in unrealized appreciation or depreciation. These instruments may involve market risk in excess of the amount recognized in the Statement of Assets and Liabilities. In addition, the Trust could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. Open forward foreign currency contracts are presented following the Portfolio of Investments. For the period ended November 30, 2012, the Trust had an average quarterly contract amount on forward foreign currency contracts to sell of $40,227,632.

E.  Federal Income Taxes. It is the policy of the Trust to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Trust's tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.

F.  Distributions to Common Shareholders. The Trust declares and pays dividends monthly from net investment income. Distributions from capital gains, if any, are declared and paid annually. The Trust may make additional distributions to comply with the distribution requirements of the Internal Revenue Code. The character and amounts of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. The Trust records distributions to its shareholders on the ex-dividend date.

G.  Dividend Reinvestments. Pursuant to the Trust's Shareholder Investment Program (the "Program"), BNY Mellon Investment Servicing (U.S.) Inc. ("BNY"), the Program administrator, purchases, from time to time, shares of beneficial interest of the Trust on the open market to satisfy dividend reinvestments. Such shares are purchased on the open market only when the closing sale or bid price plus commission is less than the NAV per share of the Trust's common shares on the valuation date. If the market price plus commissions is equal to or exceeds NAV, new shares are issued by the Trust at the greater of (i) NAV or (ii) the market price of the shares during the pricing period, minus a discount of 5%.

H.  Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

I.  Share Offerings. The Trust issues shares under various shelf registration statements, whereby the net proceeds received by the Trust from share sales may not be less than the greater of (i) the NAV per share or (ii) 94% of the average daily market price over the relevant pricing period.

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of November 30, 2012 (Unaudited) (continued)

NOTE 3 — INVESTMENTS

For the period ended November 30, 2012, the cost of purchases and the proceeds from principal repayment and sales of investments, excluding short-term notes, totaled $904,433,782 and $892,406,995, respectively. At November 30, 2012, the Trust held senior loans valued at $1,220,478,539 representing 98.8% of its total investments. The fair value of these assets is established as set forth in Note 2.

The senior loans acquired by the Trust typically take the form of a direct lending relationship with the borrower, and are typically acquired through an assignment of another lender's interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors the collateral securing the loan.

Common and preferred shares, and stock purchase warrants held in the portfolio were acquired in conjunction with loans held by the Trust. Certain of these stocks and warrants are restricted and may not be publicly sold without registration under the 1933 Act, or without an exemption under the 1933 Act. In some cases, these restrictions expire after a designated period of time after issuance of the shares or warrants.

Dates of acquisition and cost or assigned basis of restricted securities are as follows:

	Date of Acquisition	Cost or Assigned Basis
Allied Digital Technology Corp. (Residual Interest in Bankruptcy Estate)	06/05/02	$100
Ascend Media (Residual Interest)	01/05/10	—
Block Vision (719 Common Shares)	09/17/02	—
Cedar Chemical (Residual Interest)	12/31/02	—
Enterprise Profit Solutions (Liquidation Interest)	10/21/02	—
Euro United Corporation (Residual Interest in Bankruptcy Estate)	06/21/02	50
Grand Union Company (Residual Interest in Bankruptcy Estate)	07/01/02	2,576
Kevco Inc. (Residual Interest in Bankruptcy Estate)	06/05/02	25
Lincoln Paper + Tissue (Warrants for 291 Common Shares, Expires August 14, 2015)	08/25/05	—
Lincoln Pulp and Eastern Fine (Residual Interest in Bankruptcy Estate)	06/08/04	—
Safelite Realty Corporation (57,804 Common Shares)	10/12/00	—
Supermedia, Inc. (32,592 Common Shares)	01/05/10	—
US Office Products Company (Residual Interest in Bankruptcy Estate)	02/11/04	—
Total Restricted Securities (fair value $343,837 was 0.04% of net assets at November 30, 2012)		$2,751

NOTE 4 — MANAGEMENT AND ADMINISTRATION AGREEMENTS

The Trust has entered into an investment management agreement ("Investment Advisory Agreement") with the Investment Adviser, an Arizona limited liability company, to provide advisory and management services. The Investment Advisory Agreement compensates the Investment Adviser with a fee, computed daily and payable monthly, at an annual rate of 0.80% of the Trust's Managed Assets. For purposes of the Investment Advisory Agreement, "Managed Assets" shall mean the Trust's average daily gross asset value, minus the sum of the Trust's accrued and unpaid dividends on any outstanding preferred shares and accrued liabilities (other than liabilities for the principal amount of any borrowings incurred, commercial paper or notes issued by the Trust and the liquidation preference of any outstanding preferred shares).

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of November 30, 2012 (Unaudited) (continued)

NOTE 4 — MANAGEMENT AND ADMINISTRATION AGREEMENTS (continued)

The Investment Adviser entered into a Sub-Advisory agreement with ING IM, a Delaware limited liability company. Subject to such policies as the Board or the Investment Adviser may determine, ING IM manages the Trust's assets in accordance with the Trust's investment objectives, policies, and limitations.

The Trust has also entered into an administration agreement with ING Funds Services, LLC (the "Administrator") to provide administrative services and also to furnish facilities. The Administrator is compensated with a fee, computed daily and payable monthly, at an annual rate of 0.25% of the Trust's Managed Assets.

NOTE 5 — TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

The Trust has adopted a Deferred Compensation Plan (the "Plan"), which allows eligible non-affiliated trustees as described in the Plan to defer the receipt of all or a portion of the trustees fees payable. Amounts deferred are treated as though invested in various "notional" funds advised by ING Investments until distribution in accordance with the Plan.

NOTE 6 — COMMITMENTS

The Trust has entered into a $400 million 364-day revolving credit agreement which matures July 22, 2013, collateralized by assets of the Trust. Borrowing rates under this agreement are based on a fixed spread over LIBOR, and a commitment fee is charged on the unused portion. Prepaid arrangement fees are amortized over the term of the agreement. The amount of borrowings outstanding at November 30, 2012, was $356.4 million. Weighted average interest rate on outstanding borrowings during the period was 1.15%, excluding fees related to the unused portion of the facilities, and other fees. The amount of borrowings represented 27.14% of total assets at November 30, 2012. Average borrowings for the period ended November 30, 2012 were $341,564,727 and the average annualized interest rate was 1.31% excluding other fees related to the unused portion of the facilities, and other fees.

As of November 30, 2012, the Trust had unfunded loan commitments pursuant to the terms of the following loan agreements:

Leslie's Poolmart, Inc.	$400,000

The net unrealized appreciation on these commitments of $2,062 as of November 30, 2012 is reported as such on the Statement of Assets and Liabilities.

NOTE 7 — RIGHTS AND OTHER OFFERINGS

As of November 30, 2012, outstanding share offerings pursuant to shelf registrations were as follows:

Registration Date	Shares Registered	Shares Remaining
8/17/09	25,000,000	24,980,237
8/17/09	5,000,000	5,000,000

As of November 30, 2012 the Trust had no Preferred Shares outstanding. The Trust may consider issuing Preferred Shares during the current fiscal year or in the future.

NOTE 8 — SUBORDINATED LOANS AND UNSECURED LOANS

The Trust may invest in subordinated loans and in unsecured loans. The primary risk arising from investing in subordinated loans or in unsecured loans is the potential loss in the event of default by the issuer of the loans. The Trust may acquire a subordinated loan only if, at the time of acquisition,

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of November 30, 2012 (Unaudited) (continued)

NOTE 8 — SUBORDINATED LOANS AND UNSECURED LOANS (continued)

it acquires or holds a senior loan from the same borrower. The Trust will acquire unsecured loans only where the Investment Adviser believes, at the time of acquisition, that the Trust would have the right to payment upon default that is not subordinate to any other creditor. Subject to the aggregate 20% limit on other investments, the Trust may invest up to 20% of its total assets in unsecured floating rate loans, notes and other debt instruments and 5% of its total assets in floating rate subordinated loans. As of November 30, 2012, the Trust held no subordinated loans or unsecured loans.

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Nine Months Ended November 30, 2012	Year Ended February 29, 2012
Number of Shares
Reinvestment of distributions from common shares	153,748	152,404
Proceeds from shares sold	—	10,144
Net increase in shares outstanding	153,748	162,548
Dollar Amount ($)
Reinvestment of distributions from common shares	$907,100	$916,239
Proceeds from shares sold	—	61,590
Net increase	$907,100	$977,829

NOTE 10 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Trust from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

Nine Months Ended November 30, 2012	Year Ended February 29, 2012
Ordinary Income	Ordinary Income
$45,545,331	$46,539,479

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of February 29, 2012 are detailed below. The Regulated Investment Company Modernization Act of 2010 (the "Act") provides an unlimited carryforward period for newly generated capital losses. Under the Act, there may be a greater likelihood that all or a portion of the Trust's pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses are required to be utilized before pre-enactment capital loss carryforwards.

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of November 30, 2012 (Unaudited) (continued)

NOTE 10 — FEDERAL INCOME TAXES (continued)

Undistributed Ordinary	Unrealized Appreciation/	Post-October Capital Losses	Capital Loss Carryforwards
Income	(Depreciation)	Deferred	Amount	Character	Expiration
$1,396,322	$(22,050,725)	$(9,201,168)	$(22,421,058)	Short-term	2013
			(560,828)	Short-term	2014
			(41,585,301)	Short-term	2017
			(125,812,939)	Short-term	2018
			(24,760,715)	Short-term	2019
			(21,741,424)	Long-term	None
			$(236,882,265)

The Trust's major tax jurisdictions are U.S. federal and Arizona. The earliest tax year that remains subject to examination by these jurisdictions is 2008.

As of November 30, 2012, no provision for income tax is required in the Trust's financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Trust's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

NOTE 11 — RESTRUCTURING PLAN

The Adviser, Sub-Adviser and the Administrator are indirect, wholly-owned subsidiaries of ING U.S., Inc. ("ING U.S."). ING U.S. is a U.S.-based financial institution whose subsidiaries operate in the retirement, investment, and insurance industries. As of November 30, 2012, ING U.S. is a wholly-owned subsidiary of ING Groep N.V. ("ING Groep"), which is a global financial institution of Dutch origin, with operations in more than 40 countries.

In October 2009, ING Groep submitted a restructuring plan (the "Restructuring Plan") to the European Commission to receive approval for state aid granted to ING Groep by the Dutch State in November 2008 and March 2009. To receive approval for this state aid, ING Groep was required to divest its insurance and investment management businesses, including ING U.S. by the end of 2013. In November 2012, ING Groep announced the European Commission agreed to an amendment to the Restructuring Plan which will extend the time for the completion of the divestiture. Under the terms of the amendment, at least 25% of ING U.S. has to be divested by the end of 2013, more than 50% has to be divested by the end of 2014, with the remaining interest divested by the end of 2016. It is anticipated that an initial public offering of a portion of the ING U.S. common stock will be conducted in 2013 as part of the Restructuring Plan. ING Groep has stated that it intends to sell the remainder of its ownership interest in ING U.S. through one or more additional public offerings of ING U.S. stock or, possibly, through one or more privately negotiated sales of the stock. There can be no assurance that ING Groep will be able to divest its interest in ING U.S. through the sale of its stock.

The investment advisory agreement for the Trust provides that it will terminate automatically in the event of its assignment, which would occur upon a transfer of a controlling block of the shares of the Adviser. The Restructuring Plan may result in a need to obtain further Board and shareholder approval of new advisory agreements.

The Restructuring Plan, whether implemented through public offerings or other means, may be disruptive to the businesses of ING U.S. and its subsidiaries, including the Adviser and affiliated entities that provide services to the Trust, and may cause, among other things, interruption of business operations or services, diversion of management's attention from day-to-day operations, reduced access to capital, and loss of key employees or customers. Completion of the Restructuring Plan is expected to result in the Adviser's loss of access to the resources of ING Groep, which could

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of November 30, 2012 (Unaudited) (continued)

NOTE 11 — RESTRUCTURING PLAN (continued)

adversely affect its business. Currently, the Adviser does not anticipate that the Restructuring Plan will have an adverse impact on its operations or the operations of the Trust.

During the time that ING Groep retains a controlling interest in ING U.S., circumstances affecting ING Groep, including restrictions or requirements imposed on ING Groep and its subsidiaries, including ING U.S. and the Adviser, by U.S., European and other authorities, may negatively affect ING U.S. and the Adviser. For example, restrictions on activities of entities controlled by ING Groep, including ING U.S. and the Adviser, could be imposed under U.S., European or other laws or regulations, as a result of activities engaged in by ING Groep and its subsidiaries over which ING U.S. and the Adviser have no control.

NOTE 12 — SUBSEQUENT EVENTS

Subsequent to November 30, 2012, the Trust paid the following dividends from net investment income:

Per Share Amount	Declaration Date	Record Date	Payable Date
$0.037	11/30/12	12/10/12	12/24/12
$0.038	12/21/12	12/31/12	1/11/13

Effective January 1, 2013, an expense limitation of 1.20% was implemented for the Trust. ING Groep, the ultimate parent company of the adviser and ING affiliated sub-adviser, has announced plans for the separation of its U.S.-based insurance, retirement services and investment management operations, which include the adviser and ING affiliated sub-adviser, into an independent, standalone company. These separation plans may be deemed to be a change of control, in which case the investment advisory and sub-advisory agreements for the Trust would terminate and trigger the need for new agreements, which would require the approval of the Board and, with respect to all investment advisory and sub-advisory agreements, the shareholders of the Trust. At a meeting held on January 10, 2013, the Board approved new advisory and sub-advisory agreements for the Trust that would take effect in connection with the separation plans. Information regarding the basis for the Board's approval of the investment advisory and investment sub-advisory relationships will be disclosed in the Trust's annual shareholder report to be dated February 28, 2013.

The Trust has evaluated events occurring after the Statement of Assets and Liabilities date (subsequent events) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

  PORTFOLIO OF INVESTMENTS
ING PRIME RATE TRUST   AS OF NOVEMBER 30, 2012 (UNAUDITED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: 139.6%
		Aerospace & Defense: 3.3%
1,945,125		Data Device Corp. (DDC), 1st Lien Term Loan, 7.500%, 06/15/18	$1,932,968	0.2
9,875,000		Delta Airlines, Inc., New Term Loan, 5.500%, 04/20/17	9,946,594	1.1
8,000,000	(1)	Delta Airlines, Inc., Term Loan B-1, 10/15/18	8,010,000	0.9
4,967,475		DigitalGlobe Inc., Term Loan B, 5.750%, 10/07/18	4,996,450	0.6
710,526		Forgings International Ltd., GBP 95mm Term Loan B2, 12/18/15	708,750	0.1
710,526		Forgings International Ltd., GBP 95mm Term Loan C2, 12/20/16	708,750	0.1
2,874,413	(1)	US Airways Group, Inc., Term Loan, 03/21/14	2,824,709	0.3
			29,128,221	3.3
		Automotive: 5.3%
11,854,950		Chrysler Group LLC, Term Loan B, 6.000%, 05/24/17	12,145,693	1.4
2,775,000		FleetPride Corporation, First Lien Term Loan, 5.250%, 12/31/19	2,779,626	0.3
2,051,519		Fram Group Holdings Inc., First Lien Term Loan, 6.500%, 07/28/17	2,046,390	0.2
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
3,742,140		Fram Group Holdings Inc., Second Lien Term Loan, 10.500%, 01/29/18	$3,517,611	0.4
3,200,000	(1)	Goodyear Tire & Rubber Company (The), Second Lien Term Loan, 4.750%, 04/30/19	3,228,666	0.4
4,500,000	(1)	Hertz Corporation (The), Term Loan Facility, 3.750%, 03/09/18	4,511,250	0.5
7,892,067		KAR Auction Services, Inc., Term Loan B, 5.000%, 05/19/17	7,951,257	0.9
2,659,500		Metaldyne, LLC, Term Loan B, 5.250%, 05/18/17	2,672,797	0.3
3,246,531	(1)	Remy International, Inc., Term Loan B, 6.250%, 12/16/16	3,274,939	0.4
1,279,701		Schrader International, Lux Term Loan, 6.250%, 04/30/18	1,297,297	0.1
984,404		Schrader International, US Term Loan, 6.250%, 04/30/18	997,940	0.1
2,307,658	(1)	UCI International, Inc., Term Loan B, 5.500%, 07/26/17	2,330,734	0.3
			46,754,200	5.3

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PRIME RATE TRUST   AS OF NOVEMBER 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Beverage & Tobacco: 0.2%
EUR	865,916	Selecta, Term Loan B4, 2.441%, 06/28/15	$754,213	0.1
SEK	657,050	Selecta, Term Loan B5, 4.433%, 02/07/15	562,873	0.1
			1,317,086	0.2
		Brokers, Dealers & Investment Houses: 1.2%
	4,975,000	Nuveen Investments, Inc., First-Lien Incremental Term Loan, 7.250%, 05/13/17	5,003,606	0.6
	1,000,000	Nuveen Investments, Inc., Term Loan B New Extended, 5.841%, 05/13/17	1,003,750	0.1
	2,636,835	Nuveen Investments, Inc., Term Loan Extended 2017, 5.840%, 05/12/17	2,646,724	0.3
	2,000,000	Nuveen Investments, Inc., Term Loan, 5.841%, 05/13/17	2,008,750	0.2
			10,662,830	1.2
		Building & Development: 3.2%
EUR	2,255,153	Ahlsell AB, Term Loan B, 5.721%, 03/31/19	2,263,046	0.3
	10,938,963	Capital Automotive L.P., Term Loan, 5.250%, 03/11/17	11,041,516	1.3
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
752,797		Custom Building Products, Inc., Term Loan, 5.750%, 03/19/15	$753,738	0.1
4,477,500		NCI Building Systems, Inc., Term Loan, 8.000%, 06/21/18	4,487,574	0.5
1,250,000		NES Rentals Holdings, Inc., Extended Second Lien Term Loan, 13.250%, 10/23/14	1,243,750	0.1
2,786,000	(1)	Roofing Supply Group, Term Loan B, 5.000%, 05/31/19	2,791,224	0.3
5,600,000	(1)	Wilsonart LLC, Term Loan B, 5.500%, 10/31/19	5,641,126	0.6
			28,221,974	3.2
		Business Equipment & Services: 14.5%
5,412,500	(1)	4L Holdings Inc., Term Loan, 6.751%, 05/06/18	5,385,437	0.6
7,267,794	(1)	Acosta, Inc., Term Loan D, 5.000%, 03/02/18	7,313,218	0.8
4,927,312		Advantage Sales & Marketing, Inc., First Lien Term Loan, 5.250%, 12/18/17	4,945,789	0.6
2,365,000		Advantage Sales & Marketing, Inc., Second Lien Term Loan, 9.250%, 06/18/18	2,384,216	0.3

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PRIME RATE TRUST   AS OF NOVEMBER 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Business Equipment & Services (continued)
2,000,000	AlixPartners LLP, Second Lien Term Loan, 10.750%, 12/15/19	$2,026,250	0.2
4,987,500	AlixPartners LLP, Term Loan B-2, 6.500%, 06/15/19	5,051,879	0.6
9,936,939	Avaya Inc., Term Loan B-3, 4.812%, 10/26/17	8,692,337	1.0
3,808,151	Catalent Pharma Solutions, Inc., Incremental USD Term Loan B-2, 5.250%, 09/15/17	3,855,753	0.4
8,240,199	CorpSource Finance Holdings, LLC, 1st Lien Term Loan, 6.625%, 04/28/17	8,168,097	0.9
2,468,940	CorpSource Finance Holdings, LLC, 2nd Lien Term Loan, 10.500%, 04/29/18	2,271,424	0.3
4,675,000	First American Payment Systems, 1st Lien Term Loan, 5.750%, 09/30/18	4,686,687	0.5
750,000	First American Payment Systems, 2nd Lien, 10.750%, 03/30/19	746,250	0.1
10,000,000	First Data Corporation, Extended 2018 Dollar Term Loan, 4.208%, 03/23/18	9,542,860	1.1
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
4,800,000	(1)	GCA Services, Term Loan B, 5.250%, 10/31/19	$4,798,502	0.5
8,831,536		Go Daddy Operating Company, LLC, 1st Lien Term Loan, 5.500%, 12/17/18	8,830,158	1.0
4,962,500		Mercury Payment Systems LLC, Term Loan B Inc, 5.500%, 07/01/17	5,021,430	0.6
4,950,104		Property Data I, Inc., Term Loan B, 7.000%, 12/21/16	4,971,761	0.6
8,108,417		Quintiles Transnational Corp., Term Loan B, 5.000%, 06/08/18	8,155,000	0.9
2,375,000	(1)	SGS International, Term Loan, 10/15/19	2,377,969	0.3
1,900,000		Ship US Bidco, Inc. (RBS Worldpay), Term Loan B2 USD (size TBC), 5.250%, 10/15/17	1,914,250	0.2
5,286,532		Trans Union LLC, Term Loan, 5.500%, 02/15/19	5,348,649	0.6
483,822	(1)	U.S. Security Associates Holdings, Inc., $75mm Delayed Draw Term Loan, 6.000%, 07/28/17	488,055	0.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PRIME RATE TRUST   AS OF NOVEMBER 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
			Business Equipment & Services (continued)
	1,471,038	(1)	U.S. Security Associates Holdings, Inc., New Term Loan, 6.000%, 07/28/17	$1,483,910	0.2
	4,310,266		Web.com Group, Inc., 1st Lien Term Loan, 5.500%, 10/27/17	4,294,103	0.5
	13,965,000		West Corp, Term B-6 Facility, 5.750%, 06/30/18	14,164,294	1.6
				126,918,278	14.5
			Cable & Satellite Television: 3.7%
	3,436,182	(1)	Atlantic Broadband, Term Loan B, 12/31/19	3,480,567	0.4
	2,922,400	(1)	Intelsat Jackson Holdings S.A., Term Loan B, 4.500%, 04/02/18	2,940,665	0.3
EUR	1,114,005	(1)	Numericable (YPSO France SAS), Term Loan B1 (Acq) - Extended, 4.857%, 06/16/16	1,063,643	0.1
EUR	3,970,537	(1)	Numericable (YPSO France SAS), Term Loan B1 (Recap) - Extended, 4.857%, 06/16/16	3,791,036	0.4
EUR	2,064,360	(1)	Numericable (YPSO France SAS), Term Loan B2 (Acq) - Extended, 4.857%, 06/16/16	1,971,034	0.2
	4,211,128		San Juan Cable LLC, 1st Lien, 6.000%, 06/09/17	4,242,711	0.5
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
2,150,000	WaveDivision Holdings LLC, Term Loan B, 5.500%, 09/28/19	$2,172,818	0.3
12,418,875	Wideopenwest Finance, LLC, Term Loan, 6.250%, 07/05/18	12,575,527	1.5
		32,238,001	3.7
	Chemicals & Plastics: 6.5%
4,982,481	Ascend Performance Materials Operations LLC, Term Loan, 6.750%, 04/09/18	4,907,744	0.6
1,810,727	AZ Chem US Inc., Term Loan B, 7.250%, 12/19/17	1,848,753	0.2
4,665,000	Chemtura Corporation, Term Loan, 5.500%, 08/27/16	4,729,144	0.5
3,299,848	Cristal Inorganic Chemicals, Inc (aka Millenium Inorganic Chemicals), Second Lien Term Loan, 11/15/14	3,302,597	0.4
2,274,046	Houghton International, Inc., Term Loan B1, 6.750%, 01/29/16	2,285,416	0.3
11,957,419	Ineos US Finance LLC, Cash Dollar Term Loan, 6.500%, 04/27/18	12,133,575	1.4

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PRIME RATE TRUST   AS OF NOVEMBER 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Chemicals & Plastics (continued)
1,116,000	Momentive Specialty Chemicals Inc (a.k.a Hexion Specialty Chemicals Inc), Synthetic LC (C3), 05/03/13	$1,076,940	0.1
1,122,388	Momentive Specialty Chemicals Inc (a.k.a Hexion Specialty Chemicals Inc), Term Loan C4B, 4.125%, 05/05/15	1,112,567	0.1
947,500	Momentive Specialty Chemicals Inc (a.k.a Hexion Specialty Chemicals Inc), Term Loan C5B, 4.125%, 05/05/15	928,550	0.1
981,865	Momentive Specialty Chemicals Inc (a.k.a Hexion Specialty Chemicals Inc), Term Loan C7B, 4.125%, 05/05/15	968,365	0.1
1,274,000	Omnova Solutions Inc, Term Loan B, 5.500%, 05/31/17	1,289,925	0.1
2,558,773	Styron S.A.R.L., Term Loan B, 8.000%, 08/02/17	2,458,198	0.3
17,196,847	Univar Inc., Term Loan B, 5.000%, 06/30/17	17,112,049	2.0
2,945,200	Vantage Specialties Inc., Term Loan B, 7.000%, 02/10/18	2,970,970	0.3
		57,124,793	6.5
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Clothing/Textiles: 0.4%
1,987,139		Targus Group, Inc., New Senior Secured Term Loan, 11.000%, 05/16/16	$1,997,074	0.2
163,972		Totes Isotoner Corporation, Delayed Draw 1st Ln Term Loan, 7.293%, 07/07/17	163,870	0.0
1,581,392		Totes Isotoner Corporation, First Ln Term Loan, 7.252%, 07/07/17	1,580,404	0.2
			3,741,348	0.4
		Conglomerates: 1.9%
2,672,095		Affinion Group, Inc., First Lien Term Loan, 6.500%, 10/10/16	2,480,276	0.3
3,525,000	(1)	Spectrum Brands, Inc., $US Term Loan, 10/31/19	3,554,585	0.4
2,824,166		Spectrum Brands, Inc., Term Loan B, 5.018%, 06/17/16	2,847,870	0.3
2,671,212		Waterpik, Term Loan, 6.750%, 08/10/17	2,671,212	0.3
5,196,045		WireCo WorldGroup, Inc., Term Loan B, 6.000%, 02/15/17	5,260,995	0.6
			16,814,938	1.9

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PRIME RATE TRUST   AS OF NOVEMBER 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Containers & Glass Products: 4.2%
	1,200,000	Bway Holding Corporation, Term Loan B, 4.750%, 08/05/17	$1,213,126	0.1
	5,456,320	Husky Injection Molding Systems, Ltd, New Term Loan B, 5.750%, 06/30/18	5,539,529	0.6
	1,978,077	Pro Mach, Inc, Term Loan, 5.000%, 07/06/17	1,995,385	0.2
EUR	1,269,673	Reynolds Group Holdings Inc, Eur Term Loan, 5.250%, 09/26/18	1,274,434	0.2
	19,490,000	Reynolds Group Holdings Inc, USD Term Loan, 4.750%, 09/26/18	19,686,245	2.3
	4,089,750	TricorBraun, Term Loan, 5.500%, 04/30/18	4,120,423	0.5
	2,524,982	Xerium Technologies, Inc., USD First Lien Term Loan, 6.250%, 05/22/17	2,523,404	0.3
			36,352,546	4.2
		Cosmetics/Toiletries: 0.8%
	283,046	KIK Custom Products, Inc., $CAD First Lien Term Loan, 06/02/14	266,947	0.0
	1,646,036	KIK Custom Products, Inc., $US First Lien Term Loan, 06/02/14	1,552,418	0.2
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
822,917		KIK Custom Products, Inc., Incremental First Lien Term Loan, 8.500%, 05/30/14	$812,630	0.1
3,950,000		Revlon Consumer Products Corporation, Term Loan, 4.750%, 11/17/17	3,975,774	0.5
			6,607,769	0.8
		Drugs: 0.9%
3,456,250		Jazz Pharmaceuticals Inc., Term Loan, 5.250%, 05/30/18	3,505,214	0.4
4,243,439		Prestige Brands, Term Loan B, 5.271%, 01/31/19	4,299,134	0.5
			7,804,348	0.9
		Ecological Services & Equipment: 2.0%
15,500,000		ADS Waste Holdings, Inc., Term Loan, 5.250%, 10/01/19	15,722,813	1.8
1,396,394	(1)	Valleycrest Companies, LLC, Extended Term Loan, 8.000%, 10/05/15	1,382,430	0.1
696,500		WCA Waste Corporation, Term Loan B, 5.500%, 02/28/18	702,014	0.1
			17,807,257	2.0
		Electronics/Electrical: 8.8%
8,144,375		Attachmate Corporation, 1st Lien Term Loan, 7.250%, 11/15/17	8,250,252	0.9

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PRIME RATE TRUST   AS OF NOVEMBER 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Electronics/Electrical (continued)
4,764,000		Blackboard Inc., 1st Lien Term Loan B, 7.500%, 10/04/18	$4,809,087	0.5
2,736,250		Blackboard Inc., 1st Lien Term Loan B-1, 7.500%, 10/04/18	2,762,146	0.3
3,000,000		Blackboard Inc., 2nd Lien Term Loan B, 11.500%, 10/01/19	2,925,000	0.3
7,119,975		Epicor Software Corporation, Term Loan B, 5.000%, 05/16/18	7,162,695	0.8
3,062,389		Greeneden U.S. Holdings II, L.L.C., 1st Lien Term Loan, 6.750%, 01/31/18	3,102,583	0.4
1,875,000		Hyland Software, Inc., 1st Lien Term Loan, 5.500%, 10/24/19	1,878,808	0.2
10,315,413	(1)	Kronos Incorporated, First Lien Term Loan, 5.500%, 10/26/19	10,418,568	1.2
14,713,125		Lawson Software, Inc., Term Loan B, 5.250%, 04/05/18	14,860,256	1.7
4,886,078		Open Link Financial, Inc., Term Loan, 7.750%, 10/28/17	4,916,615	0.6
1,325,358	(1)	Orbitz Worldwide, Inc., Term Loan, 07/25/14	1,270,134	0.1
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
1,502,083		RedPrairie Corporation, Term Loan B, 6.000%, 08/07/18	$1,507,716	0.2
4,000,000		Sabre Inc., Incremental Term Loan, 7.250%, 12/27/17	4,051,668	0.5
3,978,206		Spansion LLC, Term Loan, 4.750%, 02/09/15	4,008,042	0.5
4,568,244		SS&C Technologies Inc., Term Loan B-1, 5.000%, 06/01/19	4,616,782	0.5
472,577		SS&C Technologies Inc., Term Loan B-2, 5.000%, 06/01/19	477,007	0.1
234,717	(1)	Travelport, Inc., Delayed Draw Term Loan extended, 4.855%, 08/21/15	223,274	0.0
			77,240,633	8.8
		Equipment Leasing: 0.4%
250,000		Brock Holdings, Inc., New 2nd Lien Term Loan, 10.000%, 03/16/18	250,625	0.0
3,428,164		Brock Holdings, Inc., New Term Loan B, 6.012%, 03/16/17	3,462,445	0.4
			3,713,070	0.4

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PRIME RATE TRUST   AS OF NOVEMBER 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Financial Intermediaries: 1.0%
658,196	(1)	BNY ConvergEx Group, LLC, Eze Borrower Term Loan, 5.250%, 12/19/16	$640,507	0.1
1,502,282	(1)	BNY ConvergEx Group, LLC, Top Borrower Term Loan, 5.250%, 12/19/16	1,461,909	0.2
2,535,128		MIP Delaware, LLC, Term Loan, 5.500%, 07/12/18	2,560,479	0.3
4,000,000		Residential Capital, A-1 Term Loan, 5.000%, 11/15/13	4,011,252	0.4
			8,674,147	1.0
		Food Products: 2.2%
5,500,000		Advance Pierre Foods, 1st Lien Term Loan B, 5.750%, 06/30/17	5,568,750	0.6
4,000,000		Advance Pierre Foods, 2nd Lien Term Loan, 9.500%, 09/30/17	4,092,500	0.5
4,791,571		NPC International, Term Loan B, 4.500%, 12/28/18	4,839,487	0.6
2,539,108		Pinnacle Foods Holding Corporation, Term Loan E, 4.750%, 10/01/18	2,559,738	0.3
1,695,750		Pinnacle Foods Holding Corporation, Term Loan F, 4.750%, 10/01/18	1,709,104	0.2
			18,769,579	2.2
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Food Service: 3.4%
5,277,327		Burger King Corporation, Term Loan B, 3.750%, 09/24/19	$5,307,672	0.6
5,223,750		Landrys Restaurants, Term Loan B, 6.500%, 04/30/18	5,287,741	0.6
5,700,000		OSI Restaurant Partners, Inc., Term Loan, 4.750%, 10/31/19	5,760,563	0.7
4,250,000	(1)	P.F. Changs China Bistro, Inc., Term Loan B, 6.250%, 06/30/19	4,297,812	0.5
8,850,000		Wendys International, Inc., Term Loan B, 4.750%, 05/15/19	8,942,447	1.0
			29,596,235	3.4
		Food/Drug Retailers: 1.0%
5,021,588		Roundys Supermarkets, Inc., Term Loan B, 5.750%, 02/14/19	4,744,356	0.6
3,690,750		Supervalu, Real Estate Term Loan B, 8.000%, 08/15/18	3,731,407	0.4
			8,475,763	1.0
		Health Care: 11.0%
1,481,481	(1)	AssuraMed Holding, Inc., First Lien Term Loan B, 10/30/19	$1,493,519	0.2
461,538	(1)	AssuraMed Holding, Inc., Second Lien Term Loan B, 03/30/20	463,846	0.0

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PRIME RATE TRUST   AS OF NOVEMBER 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Health Care (continued)
5,985,000		Bausch & Lomb, Inc., US Term Loan, 5.250%, 04/30/19	$6,076,379	0.7
1,670,000		BSN Medical, Term Loan B1A, 5.000%, 08/28/19	1,681,134	0.2
2,000,000	(1)	CHG Medical Staffing, Inc., 1st lien Term Loan, 11/20/19	2,002,500	0.2
675,000	(1)	CHG Medical Staffing, Inc., Second lien Term Loan, 11/20/20	677,250	0.1
4,903,033		ConvaTec, Dollar Term Loan, 5.000%, 12/22/16	4,958,192	0.6
3,814,167		DJO Finance LLC, Tranche B-3 Term Loan, 6.250%, 09/15/17	3,841,819	0.4
2,923,208		Drumm Corp., Term Loan B, 5.000%, 05/04/18	2,811,761	0.3
4,477,500		Emdeon, Inc., Term B-1, 5.000%, 11/02/18	4,533,469	0.5
5,038,488		Emergency Medical Services Corporation, Term Loan B, 5.250%, 05/25/18	5,099,897	0.6
6,264,625		Iasis Healthcare LLC, Term Loan B, 5.000%, 05/03/18	6,293,993	0.7
4,950,094		Immucor, Inc., Term B-1, 5.750%, 08/17/18	5,005,782	0.6
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
4,355,729	inVentiv Health Inc., Original Term Loan B, 6.500%, 08/04/16	$4,228,324	0.5
2,526,775	inVentiv Health Inc., Term B-3, 6.750%, 05/15/18	2,463,606	0.3
9,925,000	Kinetic Concepts, Inc., Term Loan B-1, 7.000%, 04/20/18	10,053,201	1.1
1,000,000	Kinetic Concepts, Inc., USD C-1, 5.500%, 05/04/18	1,009,063	0.1
1,333,548	Medassets, Inc., Term Loan B, 5.000%, 11/16/16	1,338,549	0.2
5,750,000	Par Pharmaceutical Companies, Term Loan B, 5.000%, 09/30/19	5,746,406	0.7
5,359,500	Pharmaceutical Product Development, Inc., Bank Term Loan B, 6.250%, 11/30/18	5,450,499	0.6
2,164,125	Press Ganey, 1st Lien, 5.250%, 04/30/18	2,183,061	0.2
2,600,000	Press Ganey, 2nd Lien, 8.250%, 08/31/18	2,593,500	0.3
3,591,000	Select Medical Corporation, Incremental Term Loan, 5.501%, 06/01/18	3,622,421	0.4
1,866,375	Surgical Care Affiliates LLC, Incremental Term Loan, 5.500%, 06/29/18	1,852,377	0.2

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PRIME RATE TRUST   AS OF NOVEMBER 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Health Care (continued)
4,975,000		United Surgical Partners International, Inc., New Tranche B, 6.000%, 04/01/19	$5,012,313	0.6
3,164,541		Vanguard Health Holdings Company Ii, LLC, Term Loan B, 5.000%, 01/29/16	3,190,253	0.4
293,187		Vantage Oncology Holdings, LLC, Delayed Draw Term Loan $25mm, 7.750%, 01/31/17	281,459	0.0
2,413,285		Vantage Oncology Holdings, LLC, Term Loan, 7.750%, 01/31/17	2,316,753	0.3
			96,281,326	11.0
		Home Furnishings: 3.2%
12,200,000		AOT Bedding Super Holdings, LLC, Term Loan B, 5.000%, 10/01/19	12,217,544	1.4
3,940,408		Hillman Group (The), Inc., First Lien Term Loan, 5.000%, 05/27/16	3,955,184	0.5
250,000	(1)	Monitronics International, Inc., Incremental Term Loan B, 03/28/18	252,187	0.0
2,079,500	(1)	Monitronics International, Inc., Term Loan B, 5.500%, 03/28/18	2,097,696	0.3
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
2,004,925		Protection One, Inc., Term Loan B, 5.750%, 03/31/19	$2,019,126	0.2
7,000,000	(1)	Tempur-Pedic International, Inc., Term Loan B, 12/31/19	7,042,658	0.8
			27,584,395	3.2
		Industrial Equipment: 3.7%
1,302,821		Doncasters Group Limited, Facility B2, 4.709%, 05/15/15	1,258,850	0.1
1,295,468		Doncasters Group Limited, Facility C2, 5.209%, 05/13/16	1,251,746	0.1
1,348,124	(1)	Edwards (Cayman Islands II) Limited (aka BOC Edwards), Extended Term Loan, 5.500%, 05/31/16	1,350,652	0.2
1,723,238		Edwards (Cayman Islands II) Limited (aka BOC Edwards), New Term Loan, 5.500%, 05/31/16	1,726,470	0.2
6,234,375		Generac Power Systems, Inc., Term Loan B, 6.250%, 05/30/18	6,395,428	0.7
4,025,688		Rexnord Corporation / RBS Global, Inc., Term Loan, 4.500%, 04/01/18	4,065,944	0.5
6,800,000		Schaeffler AG, Term Loan C2 USD, 6.000%, 01/31/17	6,885,000	0.8

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PRIME RATE TRUST   AS OF NOVEMBER 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
			Industrial Equipment (continued)
	2,844,444	(1)	Sensus Metering Systems Inc., New Second Lien Term Loan, 8.500%, 05/09/18	$2,851,556	0.3
EUR	2,573,604		Terex Corporation, Term Loan Euro Tranche, 5.000%, 04/28/17	2,586,472	0.3
	3,960,000		Terex Corporation, Term Loan, 4.500%, 04/28/17	3,999,600	0.5
				32,371,718	3.7
			Insurance: 3.2%
	3,491,250		AmWINS Group, Inc., 1st Lien Term Loan, 5.750%, 06/01/19	3,517,435	0.4
	1,700,000		AmWINS Group, Inc., 2nd Lien Term Loan, 9.250%, 12/01/19	1,712,750	0.2
	1,044,750		Applied Systems Inc., First Lien Incremental, 5.500%, 12/08/16	1,057,809	0.1
	2,361,738		Applied Systems Inc., First Lien, 5.500%, 12/08/16	2,379,451	0.3
	1,400,000		Applied Systems Inc., Second Lien, 9.500%, 06/07/17	1,409,916	0.2
	4,991,841		CCC Information Services Group, Inc., Term Loan B, 5.750%, 11/11/15	5,029,280	0.6
	3,539,976		HMSC Corporation, 1st Lien Term Loan, 04/03/14	3,421,978	0.4
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
1,994,989		Hub International Limited, Add-on Term Loan, 4.709%, 06/13/17	$2,016,185	0.2
2,047,294		Hub International Limited, Extended Incremental Term Loan B, 6.750%, 12/13/17	2,072,885	0.2
4,946,154		Sedgwick Holdings, Inc., Term Loan B-1, 5.000%, 12/30/16	4,958,519	0.6
			27,576,208	3.2
		Leisure Good/Activities/Movies: 4.4%
5,652,702		24 Hour Fitness Worldwide, Inc, Term Loan B, 7.500%, 04/22/16	5,704,990	0.7
5,970,000		Delta2 Sarl Luxembourg (Formula One World Championship), Term Loan B, 6.000%, 04/30/19	6,049,102	0.7
3,000,000	(1)	Equinox Holdings, Inc., First Lien Term Loan, 12/31/19	3,000,000	0.4
4,592,847		FGI Operating, Add-On Term Loan, 5.502%, 04/30/19	4,621,553	0.5
10,000,000		Getty Images, Inc, Term Loan B, 4.750%, 10/31/19	10,058,750	1.2
2,747,856	(1)	SRAM, LLC, First Lien Term Loan, 4.765%, 06/07/18	2,775,334	0.3

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PRIME RATE TRUST   AS OF NOVEMBER 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Leisure Good/Activities/Movies (continued)
357,500	SRAM, LLC, Second Lien Term Loan, 8.500%, 12/07/18	$362,862	0.0
1,100,000	Warner Music Group, 1st Lien Term Loan, 5.250%, 11/01/18	1,111,459	0.1
2,795,000	Wilton Brands, Inc., Term Loan, 7.500%, 08/31/18	2,826,444	0.3
1,994,908	Zuffa, LLC, Incremental Term Loan 2012, 7.500%, 06/19/15	2,010,701	0.2
		38,521,195	4.4
	Lodging & Casinos: 6.5%
5,101,250	Boyd Gaming Corporation, Incremental Term Loan, 6.000%, 12/17/15	5,155,905	0.6
2,415,817	Caesars Entertainment Operating Company, Inc., Term Loan B1, 01/28/15	2,348,039	0.3
10,910,046	Caesars Entertainment Operating Company, Inc., Term Loan B2, 01/28/15	10,601,837	1.2
3,719,540	Caesars Entertainment Operating Company, Inc., Term Loan B3, 3.208%, 01/28/15	3,615,184	0.4
6,464,438	Caesars Entertainment Operating Company, Inc., Term Loan B4 (Incremental), 9.500%, 10/31/16	6,608,272	0.8
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
225,000		Caesars Entertainment Operating Company, Inc., Term Loan B6, 5.458%, 01/28/18	$201,531	0.0
1,275,000		Caesars Octavius, LLC, Term Loan, 9.250%, 02/24/17	1,281,375	0.2
5,209,000	(1)	Cannery Casino Resorts, LLC, 1st Lien Term Loan, 6.000%, 10/01/18	5,199,233	0.6
535,170	^,(2)	Fontainebleau Las Vegas, LLC, Delayed Draw Term Loan, 06/06/14	96,331	0.0
1,070,339	^,(2)	Fontainebleau Las Vegas, LLC, Term Loan, 06/06/14	192,661	0.0
1,301,803		Global Cash Access, Inc., Term Loan B, 7.000%, 03/01/16	1,309,126	0.2
2,142,712		Golden Nugget, Inc., 1st Lien Term Loan, 06/30/14	2,064,145	0.2
1,219,664		Golden Nugget, Inc., Delayed Draw Term Loan, 06/30/14	1,174,943	0.1
2,112,375		Isle Of Capri Casinos, Inc., Term Loan B, 4.750%, 11/01/13	2,137,882	0.2
6,600,000		NP Opco LLC, Term Loan B, 5.500%, 09/27/19	6,644,002	0.8
3,000,000	(1)	Peppermill Casinos, Inc., Term Loan B, 10/31/19	2,925,000	0.3

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PRIME RATE TRUST   AS OF NOVEMBER 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
			Lodging & Casinos (continued)
EUR	1,624,750		Scandic Hotels AB, Term Loan B2 (EUR), 2.290%, 07/09/15	$1,512,371	0.2
EUR	1,624,750		Scandic Hotels AB, Term Loan C2 (EUR), 2.847%, 07/08/16	1,512,371	0.2
	1,994,065		Station Casinos LLC, Term Loan B-1, 3.209%, 06/17/16	1,941,720	0.2
				56,521,928	6.5
			Nonferrous Metals/Minerals: 1.0%
	2,992,500		Constellium Holdco BV, Term Loan B, 9.250%, 04/30/18	3,007,463	0.3
	5,836,065		Fairmount Minerals, Ltd., Term Loan B, 5.250%, 03/15/17	5,837,109	0.7
				8,844,572	1.0
			Oil & Gas: 2.2%
	1,437,750		Crestwood Holdings LLC, Term Loan B, 9.750%, 03/30/18	1,460,514	0.1
	8,070,054	(1)	FTS International, Inc. (fka FracTech), Term Loan (HoldCo), 8.500%, 05/06/16	6,926,793	0.8
	4,200,000	(1)	Plains Exploration & Production Company, Term Loan B, 11/30/19	4,229,530	0.5
	1,700,000		Samson Investment Company, 2nd Lien Term Loan, 6.000%, 09/28/18	1,714,268	0.2
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
4,962,500	Tervita (fka CCS Inc.), Add-On Term Loan, 6.500%, 11/14/14	$4,960,431	0.6
		19,291,536	2.2
	Publishing: 4.0%
726,108	Caribe Media Inc., Term Loan, 10.000%, 11/18/14	522,798	0.1
8,928,076	Cengage Learning, Inc., Extended Term Loan B, 5.710%, 07/31/17	6,653,015	0.8
2,992,126	Cengage Learning, Inc., Term Loan B, 07/03/14	2,283,740	0.3
5,259,370	Cenveo Corporation, Term Loan B, 6.625%, 12/21/16	5,311,963	0.6
1,598,838	Dex Media East, LLC, Term Loan, 2.825%, 10/24/14	1,036,389	0.1
4,783,510	Dex Media West, LLC, Term Loan due 10/24/2014, 7.000%, 10/24/14	3,220,326	0.4
964,945	Intermedia Outdoor, Inc., 1st lien Term Loan, 01/31/13	878,100	0.1
1,771,936	Nelson Canada, 1ST LIEN-C$ 330 mm, 07/03/14	1,390,970	0.1
3,102,157	Penton Media, Inc, Term Loan B, 5.000%, 08/01/14	2,572,206	0.3

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PRIME RATE TRUST   AS OF NOVEMBER 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Publishing (continued)
7,180,097		R.H. Donnelley Corporation, Term Loan, 9.000%, 10/24/14	$4,554,235	0.5
10,138,575		SuperMedia, Inc., Term Loan, 11.000%, 12/31/15	6,596,410	0.7
1,515,303	(3)	Yell Group PLC, New Term Loan B (USD), 07/31/14	310,637	0.0
			35,330,789	4.0
		Radio & Television: 6.0%
268,956		AR Broadcasting LLC, Term Loan, 5.250%, 02/20/22	240,715	0.0
2,792,526		Barrington Broadcasting Group, Term Loan B, 7.500%, 06/30/17	2,816,961	0.3
10,921,330	(1)	Clear Channel Communications, Inc., Term Loan B, 3.859%, 01/28/16	8,880,406	1.0
1,425,185	(1)	Clear Channel Communications, Inc., Term Loan A, 3.609%, 06/02/14	1,394,900	0.2
5,950,189		Cumulus Media Holdings Inc., First Lien Term Loan B, 5.750%, 09/17/18	5,982,046	0.7
1,343,667		Entercom Communications Corporation, Term Loan B, 6.262%, 11/22/18	1,349,713	0.2
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
3,276,583		FoxCo Acquisition, LLC, Term Loan B, 5.500%, 07/31/17	$3,325,732	0.4
2,800,000		Gray Television, Inc., Term Loan B, 4.750%, 10/31/19	2,817,500	0.3
992,500		LIN Television Corporation, Term Loan B, 5.000%, 01/01/18	997,463	0.1
571,838		Nexstar Broadcasting, Inc., Term Loan B-Mission, 5.000%, 09/30/16	573,267	0.1
24,431,633		Univision Communications, Inc., Extended Term Loan, 4.459%, 03/31/17	23,890,795	2.7
			52,269,498	6.0
		Retailers (Except Food & Drug): 15.7%
4,975,000		99 Cents Only Stores, Term Loan Facility (2012 refi), 5.250%, 01/15/19	5,040,919	0.6
5,955,000		Academy Ltd., Term Loan (2012 refi), 4.750%, 08/03/18	5,985,519	0.7
5,500,000	(1)	Bass Pro Group, LLC, Term Loan B, 11/20/19	5,512,034	0.6
20,100,000		BJs Wholesale Club, First Lien Term Loan, 5.750%, 09/25/19	20,378,711	2.3
4,050,353	(1)	BJs Wholesale Club, Second Lien Term Loan, 9.750%, 03/25/20	4,169,332	0.5

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PRIME RATE TRUST   AS OF NOVEMBER 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Retailers (Except Food & Drug) (continued)
	5,939,901	Burlington Coat Factory, Term Loan B (refi), 5.500%, 02/23/17	$6,000,363	0.7
	3,620,101	FTD, Inc, Term Loan B, 4.750%, 06/06/18	3,651,687	0.4
	6,600,966	Guitar Center, Inc., Extended Term Loan, 5.620%, 04/10/17	6,353,430	0.7
	5,436,375	Harbor Freight Tools USA, Inc., Senior Secured Term Loan, 5.500%, 05/15/19	5,490,739	0.6
	4,694,972	Jo-Ann Stores, Inc., Term Loan B, 4.750%, 03/16/18	4,713,165	0.5
	4,600,000	Leslies Poolmart, Inc., Term Loan, 4.870%, 10/15/19	4,623,718	0.5
	1,320,312	Lord & Taylor, Term Loan Facility, 5.750%, 01/09/18	1,333,721	0.1
EUR	661,635	Maxeda DIY Group B.V., Term Loan B1, 2.860%, 06/29/15	516,076	0.1
EUR	898,051	Maxeda DIY Group B.V., Term Loan B2, 2.858%, 08/01/15	700,480	0.1
EUR	661,289	Maxeda DIY Group B.V., Term Loan C1, 3.359%, 06/27/16	515,805	0.1
EUR	897,541	Maxeda DIY Group B.V., Term Loan C2, 3.359%, 08/01/16	700,082	0.1
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
5,795,648		Michaels Stores, Inc., Term Loan B-2 (extending), 4.912%, 07/31/16	$5,861,887	0.7
4,963,834		Neiman Marcus Group, Inc, Term Loan, 4.750%, 05/16/18	4,979,336	0.6
3,871,008		Ollies Holdings, Inc., Term Loan, 6.250%, 09/25/19	3,900,040	0.4
11,000,000		Party City Holdings Inc, Term Loan B, 5.750%, 07/27/19	11,122,771	1.3
2,758,065	(1)	Pep Boys, Term Loan B, 5.000%, 10/01/18	2,780,474	0.3
6,384,000		Savers, Term Loan B, 5.000%, 07/09/19	6,410,602	0.7
4,079,500		Sleepys Holdings, LLC, Term Loan, 7.250%, 03/19/19	4,094,798	0.5
2,000,000	(1)	Sportsman's Warehouse, Inc., Term Loan, 11/15/18	1,990,000	0.2
4,842,708		The Gymboree Corporation, Term Loan B, 5.000%, 02/23/18	4,679,600	0.5
6,722,127		Toys "R" Us, Inc., Term Loan B-1, 6.000%, 09/01/16	6,657,009	0.8
1,379,000		Toys "R" Us, Inc., Term Loan B-2, 5.250%, 05/25/18	1,337,630	0.2

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PRIME RATE TRUST   AS OF NOVEMBER 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Retailers (Except Food & Drug) (continued)
EUR	4,557,529	Vivarte S.A.S., New Term B2 Finartex, 5.173%, 03/31/18	$3,656,277	0.4
	3,989,950	Yankee Candle Company, Inc., Term Loan B, 5.250%, 04/02/19	4,036,501	0.5
			137,192,706	15.7
		Steel: 1.1%
	9,825,000	FMG Resources (August 2006) Pty Ltd, Term Loan, 5.250%, 10/16/17	9,863,602	1.1
		Surface Transport: 1.1%
	4,715,313	Baker Tanks, Inc., Term Loan, 5.000%, 06/01/18	4,747,730	0.5
	997,087	US Shipping Partners L.P., First Lien Term Loan, 9.200%, 08/07/13	980,137	0.1
	4,181,494	Wabash National Corporation, Term Loan, 6.000%, 05/15/19	4,233,762	0.5
			9,961,629	1.1
		Telecommunications: 6.4%
	10,240,690	Asurion, LLC, 1st Lien Term Loan, 5.500%, 05/24/18	10,345,022	1.2
	4,740,909	Asurion, LLC, Add-On 1st Lien Term Loan, 5.500%, 05/24/18	4,789,209	0.5
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
2,095,541		Asurion, LLC, Second Lien Term Loan, 9.000%, 05/24/19	$2,165,392	0.3
4,273,025		Global Tel*Link Corporation, First Lien Term Loan, 6.000%, 12/15/17	4,313,085	0.5
2,720,000		Hawaiian Telcom Communications, Inc., Term Loan B, 7.000%, 02/27/17	2,768,451	0.3
2,500,000		Level 3 Financing, Inc, 2019 Term Loan, 5.250%, 08/01/19	2,520,313	0.3
8,300,000		Level 3 Financing, Inc, Tranche B-II 2019 Term Loan, 4.750%, 08/01/19	8,332,851	1.0
2,970,000		Neustar, Inc., Term Loan, 5.000%, 11/07/18	2,995,988	0.3
5,182,000	(1)	Syniverse Holdings, Inc., Term Loan B, 5.000%, 04/20/19	5,211,149	0.6
6,042,481		U.S. Telepacific Corp, First Lien Term Loan, 5.750%, 02/23/17	5,982,057	0.7
6,287,500		Zayo Group, LLC, Term Loan B, 5.250%, 07/02/19	6,337,605	0.7
			55,761,122	6.4
		Utilities: 5.2%
10,000,000		Calpine Corp, New Term Loan, 4.500%, 10/10/19	10,078,750	1.2

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PRIME RATE TRUST   AS OF NOVEMBER 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Utilities (continued)
2,316,431	Calpine Corp, Term Loan B-1, 4.500%, 04/02/18	$2,336,079	0.3
987,450	Calpine Corp, Term Loan B-2, 4.500%, 04/02/18	995,627	0.1
3,200,500	Dynegy Midwest Generation, LLC (CoalCo)., Term Loan, 9.250%, 08/04/16	3,306,517	0.4
2,822,091	Dynegy Power (GasCo), Term Loan, 9.250%, 08/04/16	2,947,908	0.3
6,916,027	Longview Power, LLC, Extended Term Loan, 7.250%, 10/31/17	5,767,967	0.7
1,899,069	Race Point Power, Race Point Power II Term Loan, 7.750%, 01/11/18	1,894,322	0.2
22,080,819	Texas Competitive Electric Holdings Company LLC, Extended Term Loans, 4.743%, 10/10/17	14,377,064	1.6
5,000,000	Texas Competitive Electric Holdings Company LLC, Term Loans, 3.743%, 10/10/14	3,439,065	0.4
		45,143,299	5.2
	Total Senior Loans ( Cost $1,224,064,860)	1,220,478,539	139.6
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
OTHER CORPORATE DEBT: 0.0%
		Surface Transport: 0.0%
297,646		US Shipping Partners L.P., Second Lien Term Loan, 2.500%, 08/07/13	$105,664	0.0
		Total Other Corporate Debt ( Cost $309,381 )	105,664	0.0
Shares			Value	Percentage of Net Assets
EQUITIES AND OTHER ASSETS: 1.6%
100	@,R,X,(4)	Allied Digital Technology Corp. (Residual Interest in Bankruptcy Estate)	—	0.0
—	@,X	AR Broadcasting	—	0.0
154	@,X	AR Broadcasting (Warrants)	—	0.0
888,534	@,R,X	Ascend Media (Residual Interest)	—	0.0
719	@,X	Block Vision	—	0.0
1,836	@,X	Caribe Media Inc.	—	0.0
3	@,R,X,(2)	Cedar Chemical (Residual Interest)	—	0.0
117,133	@	Cumulus Media, Inc. (Class A Common Shares)	268,235	0.0
1	@,R,X,(2)	Enterprise Profit Solutions (Liquidation Interest)	—	0.0
50	@,R,X	Euro United Corporation (Residual Interest in Bankruptcy Estate)	—	0.0
10	@,X	Faith Media Holdings, Inc. (Residual Interest)	194,008	0.0

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PRIME RATE TRUST   AS OF NOVEMBER 30, 2012 (UNAUDITED) (CONTINUED)

Shares		Borrower/ Tranche Description	Value	Percentage of Net Assets
EQUITIES AND OTHER ASSETS (continued)
92,471	@	Glodyne Technoserve, Ltd.	$42,916	0.0
2,576	@,R,X,(2)	Grand Union Company (Residual Interest in Bankruptcy Estate)	—	0.0
498,762	@,X	GTS Corp.	—	0.0
31,238	@	Hawaiian Telcom	560,722	0.1
25	@,R,X,(2)	Kevco, Inc. (Residual Interest in Bankruptcy Estate)	25	0.0
291	@,R,X	Lincoln Paper + Tissue, LLC	—	0.0
5,933,579	@,R,X,(2)	Lincoln Pulp and Eastern Fine (Residual Interest in Bankruptcy Estate)	—	0.0
311	@	LyondellBasell Industries N.V. Class A	15,466	0.0
9,788	@	Mega Brands	106,450	0.0
351,820	@	Metro-Goldwyn- Mayer, Inc.	12,782,782	1.5
106,702	@,X	Northeast Biofuels (Residual Interest)	—	0.0
57,804	@,R,X	Safelite Realty Corporation	273,413	0.0
32,592	@,R	SuperMedia, Inc.	70,399	0.0
19,404	@,X,(2)	U.S. Shipping Partners, L.P.	—	0.0
275,292	@,X,(2)	U.S. Shipping Partners, L.P. (Contingency Rights)	—	0.0
Shares		Borrower/ Tranche Description	Value	Percentage of Net Assets
1	@,R,X,(2)	US Office Products Company (Residual Interest in Bankruptcy Estate)	$—	0.0
		Total Equities and Other Assets ( Cost $10,038,981 )	14,314,416	1.6
		Total Investments ( Cost $1,234,413,222 )	$1,234,898,619	141.2
		Liabilities in Excess of Other Assets	(360,275,323)	(41.2)
		Net Assets	$874,623,296	100.0

*  Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate ("LIBOR") and other short-term rates.

†  Unless otherwise indicated, principal amount is shown in USD.

@  Non-income producing security

R  Restricted Security

X  Fair value determined by ING Funds Valuation Committee appointed by the Board of Directors/Trustees.

^  This Senior Loan Interest is non-income producing.

(1)  Trade pending settlement. Contract rates that are not disclosed do not take effect until settlement date and have yet to be determined.

(2)  The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy code.

(3)  Loan is on non-accrual basis.

(4)  The borrower filed for protection under Chapter 7 of the U.S. Federal Bankruptcy code.

EUR  EU Euro

SEK  Swedish Krona

  Cost for federal income tax purposes is $1,234,994,598.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$21,904,068
Gross Unrealized Depreciation	(22,000,047)
Net Unrealized Depreciation	$(95,979)

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PRIME RATE TRUST   AS OF NOVEMBER 30, 2012 (UNAUDITED) (CONTINUED)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of November 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 11/30/2012
Asset Table
Investments, at fair value
Equities and Other Assets	$1,021,272	$12,825,698	$467,446	$14,314,416
Other Corporate Debt	—	105,664	—	105,664
Senior Loans	—	1,220,478,539	—	1,220,478,539
Total Investments, at fair value	$1,021,272	$1,233,409,901	$467,446	$1,234,898,619
Other Financial Instruments+
Unfunded commitments	—	2,062	—	2,062
Total Assets	$1,021,272	$1,233,411,963	$467,446	$1,234,900,681
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(228,971)	$—	$(228,971)
Total Liabilities	$—	$(228,971)	$—	$(228,971)

+  Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts and unfunded commitments which are fair valued at the unrealized gain (loss) on the instrument.

  There were no transfers in or out of any Levels of the fair value hierarchy during the period ended November 30, 2012.

At November 30, 2012, the following forward foreign currency contracts were outstanding for the ING Prime Rate Trust:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
State Street Bank	Swedish Krona	18,819,000	Sell	01/17/13	$19,785,490	$20,014,461	$(228,971)
							$(228,971)

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

SHAREHOLDER MEETING INFORMATION (Unaudited)

An annual meeting of shareholders of the ING Prime Rate Trust was held July 5, 2012, at the offices of ING Funds, 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258.

ING Prime Rate Trust, Common Shares

At this meeting, a proposal was submitted to elect ten trustees to the Board of Trustees of the Fund, each to serve until their death, resignation, or retirement or until his or her successor is duly elected and qualified. The proposal passed with the following votes recorded.

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Total Shares Voted
Common Shares Trustees	Colleen D. Baldwin	128,907,896.516	3,802,872.622	—	132,710,769.138
	John V. Boyer	129,028,798.101	3,681,971.037	—	132,710,769.138
	Patricia W. Chadwick	128,958,443.974	3,752,325.164	—	132,710,769.138
	Robert W. Crispin	88,629,834.024	44,080,935.114	—	132,710,769.138
	Peter S. Drotch	128,955,854.852	3,754,914.286	—	132,710,769.138
	J. Michael Earley	129,056,167.388	3,654,601.750	—	132,710,769.138
	Patrick W. Kenny	129,042,733.047	3,668,036.091	—	132,710,769.138
	Shaun P. Mathews	129,064,059.792	3,646,709.346	—	132,710,769.138
	Sheryl K. Pressler	129,012,668.704	3,698,100.434	—	132,710,769.138
	Roger B. Vincent	129,085,245.307	3,625,523.831	—	132,710,769.138

ING Prime Rate Trust

ADDITIONAL INFORMATION (Unaudited)

SHAREHOLDER INVESTMENT PROGRAM

The Trust offers a Shareholder Investment Program (the "Program") which allows holders of the Trust's common shares a simple way to reinvest dividends and capital gains distributions, if any, in additional common shares of the Trust. The Program also offers holders of the Trust's common shares the ability to make optional cash investments in any amount from $100 to $100,000 on a monthly basis.

For dividend and capital gains distribution reinvestment purposes, BNY will purchase shares of the Trust on the open market when the market price plus estimated fees is less than the NAV on the valuation date. The Trust will issue new shares for dividend and capital gains distribution reinvestment purchases when the market price plus estimated fees is equal to or exceeds the net asset value on the valuation date. New shares may be issued at the greater of: (i) NAV; or (ii) the market price of the shares during the pricing period, minus a discount of 5%.

For optional cash investments, shares will be purchased on the open market by BNY when the market price plus estimated fees is less than the NAV on the valuation date. New shares will be issued by the Trust for optional cash investments when the market price plus estimated fees is equal to or exceeds the net asset value on the valuation date. Such shares will be issued at a discount to market, determined by the Trust, between 0% and 5%.

There is no charge to participate in the Program. Participants may elect to discontinue participation in the Program at any time. Participants will share, on a pro rata basis, in the fees or expenses of any shares acquired in the open market.

Participation in the Program is not automatic. If you would like to receive more information about the Program or if you desire to participate, please contact your broker or the Trust's Shareholder Services Department at (800) 992-0180.

KEY FINANCIAL DATES — CALENDAR 2012 DIVIDENDS:

DECLARATION DATE	EX-DIVIDEND DATE	PAYABLE DATE
January 31, 2012	February 8, 2012	February 23, 2012
February 29, 2012	March 8, 2012	March 22, 2012
March 30, 2012	April 5, 2012	April 23, 2012
April 30, 2012	May 8, 2012	May 22, 2012
May 31, 2012	June 7, 2012	June 22, 2012
June 29, 2012	July 6, 2012	July 23, 2012
July 31, 2012	August 8, 2012	August 22, 2012
August 31, 2012	September 6, 2012	September 24, 2012
September 28, 2012	October 5, 2012	October 22, 2012
October 31, 2012	November 8, 2012	November 23, 2012
November 30, 2012	December 6, 2012	December 24, 2012
December 21, 2012	December 27, 2012	January 11, 2013

Record date will be two business days after each Ex-Dividend Date. These dates are subject to change.

ING Prime Rate Trust

ADDITIONAL INFORMATION (Unaudited) (continued)

STOCK DATA

The Trust's common shares are traded on the New York Stock Exchange (Symbol: PPR). Effective March 1, 2002, the Trust's name changed to ING Prime Rate Trust and its CUSIP number changed to 44977W106. The Trust's NAV and market price are published daily under the "Closed-End Funds" feature in Barron's, The New York Times, The Wall Street Journal and many other regional and national publications.

REPURCHASE OF SECURITIES BY CLOSED-END COMPANIES

In accordance with Section 23(c) of the 1940 Act, and Rule 23c-1 under the 1940 Act the Trust may from time to time purchase shares of beneficial interest of the Trust in the open market, in privately negotiated transactions and/or purchase shares to correct erroneous transactions.

NUMBER OF SHAREHOLDERS

The approximate number of record holders of Common Stock as of November 30, 2012 was 3,458 which does not include approximately 45,800 beneficial owners of shares held in the name of brokers of other nominees.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at 1-800-336-3436; (2) on the Trust's website at www.inginvestment.com and (3) on the SEC's website at www.sec.gov. Information regarding how the Trust voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Trust's website at www.inginvestment.com and on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and is available upon request from the Trust by calling Shareholder Services toll-free at (800) 336-3436.

CERTIFICATIONS

In accordance with Section 303A.12 (a) of the New York Stock Exchange Listed Company Manual, the Trust submitted the Annual CEO Certification on August 2, 2012 certifying that he was not aware, as of that date, of any violation by the Trust of the NYSE's Corporate governance listing standards. In addition, as required by Section 203 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Trust's principal executive and financial officers have made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q, relating to, among other things, the Trust's disclosure controls and procedures and internal controls over financial reporting.

Investment Adviser

ING Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Sub-Adviser

ING Investment Management Co. LLC
230 Park Avenue
New York, NY 10169

Institutional Investors and Analysts

Call ING Prime Rate Trust
1-800-336-3436, Extension 2217

Administrator

ING Funds Services, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
1-800-992-0180

Written Requests

Please mail all account inquiries and other comments to:
ING Prime Rate Trust Account
c/o ING Fund Services, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor

ING Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
1-800-334-3444

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian

State Street Bank and Trust Company
801 Pennsylvania Avenue
Kansas City, Missouri 64105

Legal Counsel

Dechert LLP
1900 K Street, N.W.
Washington, D.C. 20006

Toll-Free Shareholder Information

Call us from 9:00 a.m. to 7:00 p.m. Eastern time on any business day for account or other information, at (800)-992-0180

For more complete information, or to obtain a prospectus on any ING Fund, please call your Investment Professional or ING Investments Distributor, LLC at (800) 992-0180 or log on to www.inginvestment.com. The prospectus should be read carefully before investing. Consider the Trust's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the Trust.

QR-UPRTQ3

(1112-010313)